BBIF GOVERNMENT SECURITIES FUND

BBIF MONEY FUND

BBIF TAX-EXEMPT FUND

BBIF TREASURY FUND

BIF GOVERNMENT SECURITIES FUND

BIF MONEY FUND

BIF MULTI-STATE MUNICIPAL SERIES TRUST

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

BIF TAX-EXEMPT FUND

BIF TREASURY FUND

BLACKROCK BALANCED CAPITAL FUND, INC.

BLACKROCK BASIC VALUE FUND, INC.

BLACKROCK BOND ALLOCATION

TARGET SHARES

Series C Portfolio

Series S Portfolio

BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST

BlackRock California Municipal Bond Fund

BLACKROCK CAPITAL APPRECIATION FUND, INC.

BLACKROCK EMERGING MARKETS FUND, INC.

BLACKROCK EQUITY DIVIDEND FUND

BLACKROCK EUROFUND

BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST

BlackRock Summit Cash Reserves Fund

BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

BlackRock China Fund

BlackRock Commodity Strategies Fund

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Exchange Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock Index Equity Portfolio

BlackRock India Fund

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Money Market Portfolio

BlackRock Multi-Asset Real Return Fund

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Real Estate Securities Fund

BlackRock Science & Technology Opportunities Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Small Cap Growth Equity Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock U.S. Opportunities Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

BlackRock World Gold Fund

BLACKROCK FUNDS II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Global Dividend Income Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Multi-Asset Income Portfolio

BlackRock Secured Credit Portfolio

LifePath® Active 2015 Portfolio

LifePath® Active 2020 Portfolio

LifePath® Active 2025 Portfolio

LifePath® Active 2030 Portfolio

LifePath® Active 2035 Portfolio

LifePath® Active 2040 Portfolio

LifePath® Active 2045 Portfolio

LifePath® Active 2050 Portfolio

BLACKROCK FUNDS III

BlackRock ACWI ex-US Index Fund

BlackRock Bond Index Fund

BlackRock Cash Funds: Government

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Treasury

BlackRock Russell 1000® Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BLACKROCK GLOBAL ALLOCATION FUND, INC.

BLACKROCK GLOBAL SMALLCAP FUND, INC.

BLACKROCK INDEX FUNDS, INC.

BlackRock International Index Fund

BlackRock S&P 500 Index Fund

BlackRock Small Cap Index Fund

BLACKROCK LARGE CAP SERIES FUNDS, INC.

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Retirement Portfolio

BlackRock Large Cap Core Retirement Portfolio

BLACKROCK LATIN AMERICA FUND, INC.

BLACKROCK LIQUIDITY FUNDS

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

BLACKROCK LONG-HORIZON EQUITY FUND

BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES, INC.

BlackRock Mid Cap Value Opportunities Fund

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New Jersey Municipal Bond Fund

BlackRock New York Municipal Bond Fund

BlackRock Pennsylvania Municipal Bond Fund

BLACKROCK MUNICIPAL BOND FUND, INC.

BlackRock High Yield Municipal Fund

BlackRock National Municipal Fund

BlackRock Short-Term Municipal Fund

BLACKROCK MUNICIPAL SERIES TRUST

BlackRock Intermediate Municipal Fund

BLACKROCK NATURAL RESOURCES TRUST

BLACKROCK PACIFIC FUND, INC.

BLACKROCK SERIES, INC.

BlackRock International Fund

BlackRock Small Cap Growth Fund II

BLACKROCK SERIES FUND, INC.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Money Market Portfolio

BLACKROCK VALUE OPPORTUNITIES FUND, INC.

BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Balanced Capital V.I. Fund

BlackRock Basic Value V.I. Fund

BlackRock Capital Appreciation V.I. Fund

BlackRock Equity Dividend V.I. Fund

BlackRock Global Allocation V.I. Fund

BlackRock Global Opportunities V.I. Fund

BlackRock High Yield V.I. Fund

BlackRock International V.I. Fund

BlackRock Large Cap Core V.I. Fund

BlackRock Large Cap Growth V.I. Fund

BlackRock Large Cap Value V.I. Fund

BlackRock Money Market V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Value Opportunities V.I. Fund

FDP SERIES, INC.

Marsico Growth FDP Fund

MFS Research International FDP Fund

Invesco Value FDP Fund

Franklin Templeton Total Return FDP Fund

FUNDS FOR INSTITUTIONS SERIES

FFI Government Fund

FFI Institutional Fund

FFI Institutional Tax-Exempt Fund

FFI Premier Institutional Fund

FFI Select Institutional Fund

FFI Treasury Fund

MANAGED ACCOUNT SERIES

Global SmallCap Portfolio

Mid Cap Value Opportunities Portfolio

RETIREMENT SERIES TRUST

Retirement Reserves Money Fund

READY ASSETS U.S.A. GOVERNMENT MONEY FUND

READY ASSETS U.S. TREASURY MONEY FUND

READY ASSETS PRIME MONEY FUND

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 28, 2012 to the

Statement of Additional Information of each Fund

Effective December 31, 2012, each Fund’s Statement of Additional Information is amended to add the following to the section entitled “Investment Objective and Policies” and, if applicable, to replace any conflicting disclosure regarding regulation by the Commodity Futures Trading Commission which may be included:

Regulation Regarding Derivatives. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or if the fund markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC-regulated futures, options and swaps, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, each Fund’s investment adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The investment adviser to each Fund is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of such Fund.

A Fund may also have investments in “underlying funds” not advised by BlackRock (which for purposes of the no-action letter referenced below may include certain securitized vehicles and/or mortgage REITS that may invest in CFTC Derivatives). A Fund’s investment adviser has no transparency into the holdings of these underlying funds because they are not advised by BlackRock. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to Rule 4.5, to delay registration as a “commodity pool operator” until June 30, 2013 or six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. The investment adviser to certain of the Funds has filed a claim with the CFTC to rely on this no-action relief.

Shareholders should retain this Supplement for future reference.

Code # SAI-EXCFTC-1212SUP